Unaudited Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Mar. 31, 2025
CURRENT ASSETS
Cash and cash equivalents		$ 16,645,803	$ 18,247,380
Restricted cash		3,138,188	3,131,335
Accounts receivable, net		29,734,943	25,761,683
Investment in convertible note		2,508,204
Inventories, net		35,338,482	5,936,223
Other receivable and other current assets, net		2,761,483	1,733,022
Prepayments, net		8,161,667	6,239,861
Loan to third party		683,464	382,024
Derivative asset		170,000	269,119
Total current assets		99,142,488	62,092,981
NONCURRENT ASSETS
Property and equipment, net		1,081,934	380,315
Definite-lived intangible assets, net		6,702,334	2,207,852
Indefinite-lived intangible assets		14,941,422	14,324,323
Goodwill		12,810,231	2,990,394
Long-term investments		15,435,274	15,435,274
Prepayments, a related party		5,000,000	3,000,000
Operating leases right-of-use assets		3,717,474	442,376
Finance leases right-of-use assets		271,080	363,008
Deferred tax assets, net		757,591	351,060
Total noncurrent assets		60,717,340	39,494,602
TOTAL ASSETS		159,859,828	101,587,583
CURRENT LIABILITIES
Bank Loans, current		16,896,727	10,500,085
Convertible notes, net of unamortized discounts of $273,050 and $0 as of September 30, 2025 and March 31, 2025		2,129,295
Accounts payable		35,632,686	28,389,357
Contract liabilities		2,599,140	505,323
Other payables and accrued liabilities		7,881,345	4,702,791
Operating lease liabilities, current		2,036,722	376,751
Contingent consideration for acquisition, current		1,121,726	1,121,006
Finance leases liabilities, current		71,222	84,528
Derivative liabilities		1,590,000
Tax payables		1,475,002	1,417,173
Total current liabilities		75,582,734	52,347,689
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current		1,718,766	110,368
Finance leases liabilities, non-current		114,173	164,606
Bank loans, non-current		35,101,609	1,421,139
Deferred investment consideration payable		7,500,000	7,500,000
Derivative liabilities, non-current		3,050,932	3,086,519
Deferred tax liabilities		785,078
Total non-current liabilities		48,270,558	12,282,632
TOTAL LIABILITIES		123,853,292	64,630,321
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary share, par value $0.0001; 150,000,000 shares authorized,127,059,246 and 126,276,372 shares issued as of September 30, 2025 and March 31, 2025, respectively, and 122,730,852 and 121,947,978 outstanding as of September 30, 2025 and March 31, 2025, respectively	[1]	12,275	12,196
Additional paid-in capital		20,977,383	18,149,582
Retained earnings		12,415,128	17,513,985
Accumulated other comprehensive (loss) income		(287,541)	178,312
TOTAL GCL Global Holdings Ltd shareholders’ equity		33,117,245	35,854,075
Non-controlling interests		2,889,291	1,103,187
TOTAL SHAREHOLDERS’ EQUITY		36,006,536	36,957,262
TOTAL LIABILITIES, AND SHAREHOLDERS’ EQUITY		159,859,828	101,587,583
Related Party
CURRENT ASSETS
Amount due from related parties		254	392,334
CURRENT LIABILITIES
Accounts payable, a related party		3,958,410	4,567,337
Amount due to related parties		$ 190,459	$ 683,338

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.